SCHEDULE OF INPUTS TO OPTION PRICING MODEL (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Expected dividend yield		0.00%
Expected share price volatility		127.83%
Risk free interest rate		0.93%
Expected life of options		5 years